Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.32%
Basic Materials - 5.58%
Dow, Inc.	55,387	$3,042,408
Olin Corp.	78,683	4,276,421
		7,318,829
Consumer Discretionary - 14.79%
Gap, Inc.	68,905	1,139,000
Gildan Activewear, Inc. (b)	74,356	3,015,879
Lear Corp.	33,183	5,567,776
Newell Brands, Inc.	181,724	3,901,614
PVH Corp.	31,602	3,374,461
Skechers U.S.A., Inc. - Class A (a)	53,101	2,385,297
		19,384,027
Consumer Staples - 2.25%
McKesson Corp.	13,592	2,946,202
Energy - 9.49%
Baker Hughes, a GE Co.	165,391	3,860,226
Cenovus Energy, Inc. (b)	127,614	1,513,502
Halliburton Co.	201,466	4,349,651
NOV, Inc. (a)	165,627	1,974,274
TechnipFMC PLC (a)(b)	129,300	733,131
		12,430,784
Financials - 29.83%
American International Group, Inc.	105,878	5,569,183
Axis Capital Holdings, Ltd. (b)	87,872	4,365,481
CNO Financial Group, Inc.	155,643	3,526,870
Equitable Holdings, Inc.	140,915	4,433,186
Fifth Third Bancorp	106,123	4,473,085
Invesco, Ltd. (b)	101,065	2,256,781
KeyCorp	194,784	4,370,953
Regions Financial Corp.	195,608	4,450,082
Reinsurance Group of America, Inc.	26,750	2,538,843
Voya Financial, Inc.	49,988	3,106,254
		39,090,718
Health Care - 3.03%
Cardinal Health, Inc.	28,137	1,300,773
Fresenius Medical Care AG & Co KGaA - ADR	89,418	2,666,445
		3,967,218
Industrials - 15.66%
JELD-WEN Holding, Inc. (a)	161,972	3,924,581
MasTec, Inc. (a)	23,374	2,154,381
Mohawk Industries, Inc. (a)	13,079	2,195,572
Ryder System, Inc.	25,034	2,079,825
Terex Corp.	81,220	3,442,104
Textron, Inc.	29,551	2,092,211
Wabtec Corp.	52,232	4,636,635
		20,525,309
Technology - 8.47%
Avnet, Inc.	112,980	4,097,785
Cognizant Technology Solutions Corp. - Class A	42,774	3,335,516
Hewlett Packard Enterprise Co.	176,868	2,538,056
SS&C Technologies Holdings, Inc.	14,863	1,134,493
		11,105,850
Utilities - 7.22%
Edison International	78,000	5,091,840
NRG Energy, Inc.	121,174	4,364,687
		9,456,527
Total Common Stocks (Cost $90,562,565)		126,225,464

SHORT-TERM INVESTMENT - 4.03%
Money Market Fund - 4.03%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	5,275,215	5,275,215
Total Short-Term Investment (Cost $5,275,215)		5,275,215

Total Investments (Cost $95,837,780) - 100.35%		131,500,679
Liabilities in Excess of Other Assets - (0.35)%		(459,002)
TOTAL NET ASSETS - 100.00%		$131,041,677

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2021.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$7,318,829	$-	$-	$7,318,829
Consumer Discretionary	19,384,027	-	-	19,384,027
Consumer Staples	2,946,202	-	-	2,946,202
Energy	12,430,784	-	-	12,430,784
Financials	39,090,718	-	-	39,090,718
Health Care	3,967,218	-	-	3,967,218
Industrials	20,525,309	-	-	20,525,309
Technology	11,105,850	-	-	11,105,850
Utilities	9,456,527	-	-	9,456,527
Total Common Stocks	126,225,464	-	-	126,225,464
Short-Term Investment	5,275,215	-	-	5,275,215
Total Investments	$131,500,679	$-	$-	$131,500,679

Refer to the Funds’ schedule of investments for a detailed break-out of securities.